UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2014

Date of reporting period: October 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND October 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 105.6%

	Shares	Value
CONSUMER DISCRETIONARY — 11.3%
Apollo Group, Cl A (A) (B)*	2,400	$64,056
Ford Motor (B)	3,000	51,330
Gap (A) (B)	8,000	295,920
Hanesbrands (B)	3,000	204,360
Honda Motor ADR	2,000	79,920
Murphy USA *	250	10,145
Staples (A) (B)	6,000	96,720
Target (A)	2,000	129,580
Tata Motors ADR	1,000	31,320
Tim Hortons (A)	1,000	59,740
TJX (A) (B)	2,000	121,580
Valassis Communications (A) (B)	3,000	82,080

		1,226,751

CONSUMER STAPLES — 10.9%
Archer-Daniels-Midland (A) (B)	3,600	147,240
Clorox (A) (B)	1,000	90,190
Colgate-Palmolive (A)	600	38,838
Diageo ADR (A)	500	63,795
JM Smucker (A) (B)	1,600	177,936
Kimberly-Clark (A) (B)	2,000	216,000
Kraft Foods Group (A)	766	41,655
Mondelez International, Cl A (A) (B)	2,300	77,372
PepsiCo (A)	1,100	92,499
Unilever ADR	2,000	81,180
Wal-Mart Stores (A) (B)	2,000	153,500

		1,180,205

ENERGY — 21.9%
Anadarko Petroleum (B)	600	57,174
Atwood Oceanics (A) (B) *	500	26,565
Bankers Petroleum *	11,000	42,200
Canadian Natural Resources	3,000	95,250
Cenovus Energy (A)	2,500	74,300
Chevron (B)	500	59,980
ConocoPhillips (A)	2,800	205,240
Consol Energy	3,000	109,500
DeeThree Exploration *	12,000	104,733
Denison Mines *	10,000	10,900
Diamond Offshore Drilling (A)	1,000	61,930
Encana (A)	5,000	89,600
Energy XXI Bermuda	2,000	58,120
Evolution Petroleum *	1,500	18,090
Hess (A) (B)	2,500	203,000
Marathon Oil (A)	3,000	105,780
McCoy	2,500	17,240
Murphy Oil	1,000	60,320
Northern Oil and Gas (B)*	2,000	32,860
Painted Pony Petroleum, Cl A *	5,000	32,849
Parkland Fuel	4,000	73,313
Phillips 66 (A) (B)	600	38,658

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND October 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY — continued
Pinecrest Energy *	10,000	$5,179
Precision Drilling	5,000	52,950
Suncor Energy (A) (B)	10,000	363,500
Surge Energy *	3,000	20,026
Total ADR	1,000	61,180
Transocean (B)	1,000	47,070
Valero Energy (A) (B)	500	20,585
Whiting Petroleum (A) (B) *	3,000	200,670
Xtreme Drilling and Coil Services *	5,000	16,832

		2,365,594

FINANCIALS — 7.4%
Alaris Royalty	2,000	68,249
Bank of New York Mellon (A) (B)	1,500	47,700
Berkshire Hathaway, Cl B (A) (B) *	500	57,540
CBOE Holdings (A)	3,500	169,750
First Pacific ADR	3,000	17,220
Janus Capital Group (B)	4,000	39,480
JPMorgan Chase (A) (B)	1,500	77,310
Sprott	10,000	25,320
Wells Fargo (A)	2,000	85,380
Weyerhaeuser (A)	7,000	212,800

		800,749

HEALTH CARE — 12.4%
Abbott Laboratories (A) (B)	2,000	73,100
AbbVie (A) (B)	2,000	96,900
Affymetrix (A) *	3,000	21,210
Boston Scientific (A) *	12,000	140,280
Burcon NutraScience *	6,212	13,604
Express Scripts Holding *	500	31,260
GlaxoSmithKline ADR (A)	2,000	105,260
Hologic (A) (B) *	4,000	89,560
Medtronic (A)	1,500	86,100
Merck (A)	4,100	184,869
Novartis ADR	3,000	232,650
Sanofi ADR (A)	4,000	213,920
Trinity Biotech ADR	2,000	50,000

		1,338,713

INDUSTRIALS — 9.4%
ADT (A)	1,500	65,055
Ag Growth International	2,000	72,891
Bri-Chemical *	10,000	15,729
Delta Air Lines (A) (B)	4,000	105,520
Exelis	2,000	32,980
Hertz Global Holdings (B) *	4,000	91,840
Ingersoll-Rand (A) (B)	2,500	168,825
ITT	2,500	99,325
JetBlue Airways *	2,000	14,180
Pentair (A) (B)	719	48,238
Ritchie Brothers Auctioneers (B)	2,000	39,600
Siemens ADR	800	102,408

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND October 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Tyco International (A) (B)	2,500	$91,375
Xylem (B)	2,000	69,000

		1,016,966

INFORMATION TECHNOLOGY — 19.9%
Advanced Energy Industries (A) (B) *	4,000	83,520
Apple (A) (B)	400	208,940
Black Box	700	17,528
Cisco Systems (A) (B)	3,000	67,500
Computer Sciences (A) (B)	4,000	197,040
CUI Global *	1,000	5,680
DHX Media	5,000	19,278
Dolby Laboratories, Cl A (A) (B)	3,000	107,220
Facebook, Cl A (B) *	1,000	50,260
Flextronics International (A) *	7,400	58,386
Google, Cl A (A) (B) *	400	412,232
Hewlett-Packard (A) (B)	6,000	146,220
Intuit	1,000	71,410
Juniper Networks (A) (B) *	2,000	37,280
Mastercard, Cl A	100	71,710
Microsoft (A) (B)	4,000	141,400
MKS Instruments (A)	2,000	59,280
Oracle (A)	3,000	100,500
Pure Technologies	6,000	33,377
QUALCOMM (B)	1,500	104,205
Redknee Solutions *	10,000	53,134
Symbility Solutions *	25,000	11,029
Western Union (B)	1,000	17,020
Xerox (B)	8,000	79,520

		2,153,669

MATERIALS — 9.8%
Agnico-Eagle Mines (A) (B)	4,000	118,120
Agrium (B)	1,500	127,980
Alacer Gold *	6,000	16,630
Allied Nevada Gold (B) *	5,000	20,400
Barrick Gold (A)	8,500	164,815
Canada Fluorspar *	174,000	30,039
CF Industries Holdings (B)	200	43,120
Constellium, Cl A *	4,000	73,880
Detour Gold *	10,000	81,715
Goldcorp (A)	2,500	63,575
Midway Gold *	18,000	16,920
Nevsun Resources	15,000	54,750
Newmont Mining (A)	600	16,356
Osisko Mining *	15,000	73,227
Royal Gold (B)	1,000	48,040
Silver Wheaton (A)	5,000	113,350

		1,062,917

TELECOMMUNICATION SERVICES — 1.4%
Vodafone Group ADR (A) (B)	4,000	147,280

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND October 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UTILITIES — 1.2%
Entergy (A) (B)	2,000	$129,440

TOTAL COMMON STOCK (Cost $9,156,105)		11,422,284

REGISTERED INVESTMENT COMPANIES — 4.5%
CLOSED-END FUNDS — 0.7%
AllianceBernstein Income Fund	5,000	35,600
Korea Fund	1,000	40,590

TOTAL CLOSED-END FUNDS (Cost $83,243)		76,190

EXCHANGE TRADED FUNDS — 3.4%
iShares 7-10 Year Treasury Bond ETF	500	51,375
iShares MSCI Japan Small Cap	500	27,495
iShares MSCI Singapore	1,000	13,810
Vanguard FTSE Emerging Markets ETF (A)	6,000	251,220
WisdomTree Japan SmallCap Dividend Fund	500	25,685

TOTAL EXCHANGE TRADED FUNDS (Cost $352,617)		369,585

EXCHANGE TRADED NOTE — 0.4%
PowerShares DB Inverse Japanese Government Bond Futures (Cost $39,484)	2,000	37,940

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $475,344)		483,715

SHORT-TERM INVESTMENT — 4.0%
Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.040% (C) (Cost $430,770)	430,770	430,770

TOTAL INVESTMENTS — 114.1% (Cost $10,062,219) †		$12,336,769

SECURITIES SOLD SHORT
COMMON STOCK — (18.2)%
CONSUMER DISCRETIONARY — (4.8)%
Amazon.com *	(600)	(218,418)
Groupon, Cl A (B) *	(5,000)	(45,650)
Lululemon Athletica *	(500)	(34,525)
Lumber Liquidators Holdings (B) *	(500)	(57,095)
RetailMeNot *	(1,000)	(32,620)
Under Armour, Cl A (B) *	(1,600)	(129,840)

		(518,148)

CONSUMER STAPLES — (0.9)%
Boulder Brands (B) *	(2,000)	(32,780)
Whole Foods Market	(1,000)	(63,130)

		(95,910)

FINANCIALS — (1.8)%
Essex Property Trust	(400)	(64,400)
FXCM, Cl A	(6,002)	(98,372)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND October 31, 2013 (Unaudited)

SECURITIES SOLD SHORT

COMMON STOCK — continued

	Shares/ Contracts	Value
FINANCIALS — continued
Public Storage	(200)	$(33,394)

		(196,166)

HEALTH CARE — (4.5)%
ExamWorks Group *	(10,000)	(258,500)
Intuitive Surgical (B) *	(600)	(222,900)
OraSure Technologies *	(1,000)	(6,520)

		(487,920)

INDUSTRIALS — (1.4)%
Capstone Turbine *	(89,584)	(113,771)
FuelCell Energy *	(25,000)	(33,500)

		(147,271)

INFORMATION TECHNOLOGY — (4.8)%
OpenTable (B) *	(500)	(34,740)
Rackspace Hosting (B) *	(1,500)	(76,845)
Salesforce.com (B) *	(4,800)	(256,128)
Universal Display (B) *	(1,000)	(31,900)
VMware, Cl A (B) *	(500)	(40,640)
Web.com Group (B) *	(3,000)	(80,850)

		(521,103)

TOTAL COMMON STOCK (Proceeds $(1,444,528))		(1,966,518)

REGISTERED INVESTMENT COMPANY — (0.3)%
EXCHANGE TRADED FUND — 0.3%
iShares MSCI Italy Index Fund (Proceeds $(35,380))	(2,000)	(31,320)

TOTAL SECURITIES SOLD SHORT — (18.5)% (Proceeds $(1,479,908))		$(1,997,838)

PURCHASED OPTIONS †† * — 3.9%
Call
Acadia Pharmaceuticals Call
Expires 1/17/2015, Strike Price $17.00	20	18,800
Allied Nevada Gold Call
Expires 12/21/2013, Strike Price $7.50	50	100
Apollo Group Call
Expires 1/18/2014, Strike Price $30.00	36	2,988
Bank of America Call
Expires 1/18/2014, Strike Price $10.00	25	9,975
Bank of New York Mellon Call
Expires 1/18/2014, Strike Price $30.00	15	3,480
Biodelivery Sciences Call
Expires 6/21/2014, Strike Price $5.00	38	5,130
Devon Energy Call
Expires 12/21/2013, Strike Price $60.00	20	8,120
Internap Network Services Call
Expires 4/19/2014, Strike Price $7.50	50	2,250
iShares MSCI Hong Kong Call
Expires 1/18/2014, Strike Price $20.00	18	1,170
Kodiak Oil & Gas Call
Expires 1/17/2015, Strike Price $5.00	15	12,000
Magnum Hunter Resource Call
Expires 1/18/2014, Strike Price $4.00	25	7,750

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND October 31, 2013 (Unaudited)

PURCHASED OPTIONS †† * — (continued)

	Contracts	Value
Mosaic Call
Expires 1/17/2015, Strike Price $30.00	15	$24,000
New Gold Call
Expires 1/18/2014, Strike Price $8.00	60	300
RTI Biologics
Expires 1/18/2014, Strike Price $5.00	42	210
Suncor Energy Call
Expires 1/17/2015, Strike Price $25.00	30	34,650
Expires 1/18/2014, Strike Price $23.00	20	22,900
Thompson Creek Metals Call
Expires 1/17/2015, Strike Price $5.00	200	7,000
Triangle Petroleum Call
Expires 1/18/2014, Strike Price $10.00	20	2,680
Turquoise Hill Resources Call
Expires 1/17/2015, Strike Price $5.00	100	11,500
Weatherford International Call
Expires 1/17/2015, Strike Price $10.00	20	13,300
Yamana Gold Call
Expires 1/17/2015, Strike Price $8.00	50	14,250

		202,553

Put
American Vangaurd Put
Expires 11/16/2013, Strike Price $25.00	40	2,400
Amkor Technology Put
Expires 11/16/2013, Strike Price $5.00	40	400
AthenaHealth Put
Expires 1/18/2014, Strike Price $60.00	10	150
Expires 1/18/2014, Strike Price $90.00	10	300
Boulder Brands Put
Expires 12/21/2013, Strike Price $7.50	100	—
Expires 12/21/2013, Strike Price $12.50	20	300
Cambrex Put
Expires 1/18/2014, Strike Price $17.50	7	945
Canadian Solar Put
Expires 1/18/2014, Strike Price $7.00	100	500
Expires 1/18/2014, Strike Price $6.00	100	500
Caterpillar Put
Expires 11/16/2013, Strike Price $70.00	10	20
Celadon Group Put
Expires 11/16/2013, Strike Price $17.50	40	200
Clean Energy Fuels Put
Expires 1/18/2014, Strike Price $12.00	20	2,400
Cree Put
Expires 1/18/2014, Strike Price $50.00	10	830
Expires 1/18/2014, Strike Price $45.00	10	330
Direxion Daily Real Estate Bull 3x Put
Expires 11/16/2013, Strike Price $44.00	20	2,100
Expires 11/16/2013, Strike Price $50.00	17	7,820
Direxion Small Cap Bull 3x Put
Expires 1/18/2014, Strike Price $40.00	70	3,360
eHealth Put
Expires 11/16/2013, Strike Price $17.50	100	—
Expires 11/16/2013, Strike Price $20.00	20	—
Expires 11/16/2013, Strike Price $22.50	20	—
Epiq Systems Put
Expires 11/16/2013, Strike Price $15.00	22	330
Fleetcor Technologies Put
Expires 2/22/2014, Strike Price $100.00	5	1,330
Groupon Put
Expires 1/18/2014, Strike Price $5.00	50	100
Expires 1/18/2014, Strike Price $5.50	50	300
Expires 1/18/2014, Strike Price $6.00	200	2,200
Expires 1/18/2014, Strike Price $7.00	50	1,300

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND October 31, 2013 (Unaudited)

PURCHASED OPTIONS †† * — (continued)

	Contracts	Value
Haemonetics Put
Expires 12/21/2013, Strike Price $35.00	60	$600
Health Management Put
Expires 11/16/2013, Strike Price $13.00	40	1,800
Intrepid Potash Put
Expires 3/22/2014, Strike Price $17.00	10	3,000
JA Solar Holdings Put
Expires 12/21/2013, Strike Price $4.00	200	—
Expires 12/21/2013, Strike Price $6.00	100	500
JC Penney Put
Expires 1/17/2015, Strike Price $5.00	25	3,875
Jones Group Put
Expires 11/16/2013, Strike Price $15.00	40	1,600
Lions Gate Entertainment Put
Expires 1/18/2014, Strike Price $20.00	20	—
Lumber Liquidators Put
Expires 11/16/2013, Strike Price $120.00	2	1,220
Expires 1/17/2015, Strike Price $75.00	10	7,400
Macquire Infrastructure Put
Expires 11/16/2013, Strike Price $55.00	20	3,320
Palo Alto Networks Put
Expires 12/21/2013, Strike Price $45.00	20	9,000
Pandora Media Put
Expires 1/17/2015, Strike Price $25.00	10	6,610
Priceline.com Put
Expires 1/18/2014, Strike Price $570.00	10	100
Proshares Ultra QQQ Put
Expires 4/19/2014, Strike Price $55.00	40	2,000
Expires 1/18/2014, Strike Price $55.00	30	300
Expires 1/18/2014, Strike Price $60.00	50	800
ProShares Ultra S&P 500 Put
Expires 12/21/2013, Strike Price $70.00	30	570
Quidel Put
Expires 3/22/2014, Strike Price $25.00	20	3,800
Expires 11/16/2013, Strike Price $25.00	60	3,900
Rackspace Hosting Put
Expires 1/18/2014, Strike Price $80.00	5	14,000
Expires 1/18/2014, Strike Price $42.00	30	3,300
Expires 1/18/2014, Strike Price $45.00	5	1,000
Expires 1/18/2014, Strike Price $55.00	15	10,050
Realpage Put
Expires 1/18/2014, Strike Price $22.50	30	1,200
Restoration Hardware Put
Expires 11/16/2013, Strike Price $50.00	10	50
Ruckus Wireless Put
Expires 5/17/2014, Strike Price $17.50	20	9,000
Salesforce.com Put
Expires 11/16/2013, Strike Price $40.00	20	40
Expires 11/16/2013, Strike Price $45.00	20	80
Expires 11/16/2013, Strike Price $35.00	20	40
Expires 1/18/2014, Strike Price $37.50	20	320
Expires 1/18/2014, Strike Price $46.25	40	5,000
Expires 1/18/2014, Strike Price $38.75	80	1,760
Sally Beauty Holdings Put
Expires 11/16/2013, Strike Price $25.00	40	1,000
Sector SPDR-Industrial Put
Expires 3/22/2014, Strike Price $40.00	30	600
SolarCity Put
Expires 1/18/2014, Strike Price $30.00	10	410
Expires 1/18/2014, Strike Price $35.00	10	1,010
Expires 1/18/2014, Strike Price $50.00	5	3,125
Solazyme Put
Expires 11/16/2013, Strike Price $12.50	30	6,300

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND October 31, 2013 (Unaudited)

PURCHASED OPTIONS †† * — (continued)

	Contracts	Value
SPDR S&P 500 ETF Trust Put
Expires 1/18/2014, Strike Price $115.00	20	$40
Expires 1/18/2014, Strike Price $140.00	30	600
Expires 3/22/2014, Strike Price $140.00	50	3,050
Expires 3/22/2014, Strike Price $145.00	100	8,300
SPDR S&P Retail ETF Put
Expires 3/22/2014, Strike Price $66.00	25	100
Splunk Put
Expires 11/16/2013, Strike Price $35.00	10	—
Expires 11/16/2013, Strike Price $37.50	40	—
Expires 11/16/2013, Strike Price $40.00	10	100
Synchronoss Technologies Put
Expires 11/16/2013, Strike Price $35.00	20	4,000
Tableau Software Put
Expires 4/19/2014, Strike Price $65.00	10	10,200
Expires 12/21/2013, Strike Price $65.00	10	5,700
Tesla Motors Put
Expires 1/18/2014, Strike Price $50.00	10	150
Expires 1/18/2014, Strike Price $70.00	30	690
Expires 1/18/2014, Strike Price $110.00	5	1,250
Expires 1/17/2015, Strike Price $115.00	5	10,525
Expires 1/17/2015, Strike Price $150.00	5	18,125
Textura Put
Expires 12/21/2013, Strike Price $40.00	20	8,000
Tripadvisor Put
Expires 12/21/2013, Strike Price $50.00	20	100
Expires 12/21/2013, Strike Price $55.00	10	50
Under Armour Put
Expires 1/18/2014, Strike Price $52.50	40	200
Unisys Put
Expires 1/18/2014, Strike Price $20.00	10	50
Expires 1/18/2014, Strike Price $23.00	22	770
VMware Put
Expires 1/18/2014, Strike Price $60.00	10	150
Web.com Group Put
Expires 12/21/2013, Strike Price $22.50	80	8,400
Zoltek Put
Expires 12/21/2013, Strike Price $10.00	250	1,250
Expires 12/21/2013, Strike Price $12.50	50	250

		218,845

TOTAL PURCHASED OPTIONS (Cost $995,213)		$421,398

WRITTEN OPTIONS †† * — (1.2)%
Call
Abbot Laboratories Call
Expires 11/16/2013, Strike Price $37.00	(10)	(320)
Expires 12/21/2013, Strike Price $38.00	(10)	(340)
AbbVie Call
Expires 11/16/2013, Strike Price $47.50	(10)	(1,550)
Advanced Energy Industries Call
Expires 12/21/2013, Strike Price $20.00	(10)	(1,800)
Expires 1/18/2014, Strike Price $20.00	(20)	(4,100)
Affymetrix Call
Expires 11/16/2013, Strike Price $7.50	(30)	(900)
Agnico-Eagle Mines Call
Expires 1/18/2014, Strike Price $35.00	(20)	(1,260)
Expires 11/16/2013, Strike Price $35.00	(20)	(100)
Agrium Call
Expires 11/16/2013, Strike Price $87.50	(15)	(2,265)
Andarko Petroleum Call
Expires 11/16/2013, Strike Price $100.00	(3)	(285)
Expires 11/16/2013, Strike Price $105.00	(3)	(99)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND October 31, 2013 (Unaudited)

WRITTEN OPTIONS †† * — (continued)

	Contracts	Value
Apollo Group Call
Expires 12/21/2013, Strike Price $28.00	(10)	$(940)
Apple Call
Expires 12/21/2013, Strike Price $525.00	(4)	(6,760)
Archer Daniels Midland Call
Expires 12/21/2013, Strike Price $42.00	(10)	(1,090)
Expires 11/16/2013, Strike Price $38.00	(6)	(1,920)
Expires 11/16/2013, Strike Price $40.00	(10)	(1,440)
Atwood Oceanics Call
Expires 11/16/2013, Strike Price $55.00	(5)	(360)
Berkshire Hathaway Call
Expires 12/21/2013, Strike Price $120.00	(5)	(305)
CF Industries Call
Expires 12/21/2013, Strike Price $205.00	(2)	(2,810)
Chevron Call
Expires 11/16/2013, Strike Price $121.00	(5)	(580)
Cisco Systems Call
Expires 11/16/2013, Strike Price $23.00	(30)	(1,470)
Clorox Call
Expires 12/21/2013, Strike Price $90.00	(10)	(2,860)
Computer Sciences Call
Expires 12/21/2013, Strike Price $50.00	(15)	(2,085)
Expires 11/16/2013, Strike Price $55.00	(15)	(60)
Delta Air Lines Call
Expires 12/21/2013, Strike Price $24.00	(20)	(5,540)
Expires 12/21/2013, Strike Price $26.00	(20)	(2,960)
Dolby Laboratories Call
Expires 11/16/2013, Strike Price $35.00	(15)	(1,350)
Expires 12/21/2013, Strike Price $35.00	(15)	(2,250)
Energy XXI Call
Expires 11/16/2013, Strike Price $33.00	(20)	(100)
Entergy Call
Expires 12/21/2013, Strike Price $67.50	(20)	(1,100)
Facebook Call
Expires 11/16/2013, Strike Price $50.00	(10)	(2,040)
Ford Motor Call
Expires 11/16/2013, Strike Price $17.00	(30)	(1,110)
Gap Call
Expires 1/18/2014, Strike Price $40.00	(30)	(2,220)
Expires 11/16/2013, Strike Price $42.00	(20)	(80)
Expires 12/21/2013, Strike Price $44.00	(30)	(330)
Google Call
Expires 12/21/2013, Strike Price $1035.00	(4)	(10,800)
Hanesbrands Call
Expires 1/18/2014, Strike Price $70.00	(10)	(1,950)
Expires 1/18/2014, Strike Price $75.00	(10)	(600)
Expires 12/21/2013, Strike Price $70.00	(10)	(1,400)
Hertz Global Holdings Call
Expires 11/16/2013, Strike Price $24.00	(40)	(2,000)
Hess Call
Expires 11/16/2013, Strike Price $85.00	(15)	(660)
Hewlett-Packard Call
Expires 12/21/2013, Strike Price $25.00	(60)	(6,180)
Hologic Call
Expires 12/21/2013, Strike Price $23.00	(20)	(1,400)
Ingersoll-Rand Call
Expires 11/16/2013, Strike Price $70.00	(10)	(450)
Janus Capital Group Call
Expires 12/21/2013, Strike Price $10.00	(20)	(600)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND October 31, 2013 (Unaudited)

WRITTEN OPTIONS †† * — (continued)

	Contracts	Value
JM Smucker Call
Expires 12/21/2013, Strike Price $110.00	(16)	$(5,280)
JPMorgan Chase Call
Expires 11/16/2013, Strike Price $55.00	(5)	(30)
Juniper Networks Call
Expires 11/16/2013, Strike Price $19.00	(20)	(540)
Kimberly Clark Call
Expires 12/21/2013, Strike Price $110.00	(20)	(2,460)
Microsoft Call
Expires 11/16/2013, Strike Price $35.00	(10)	(750)
Expires 12/21/2013, Strike Price $36.00	(20)	(1,240)
Expires 12/21/2013, Strike Price $37.00	(10)	(340)
Mondelez Call
Expires 11/16/2013, Strike Price $33.00	(15)	(1,845)
Northern Oil & Gas Call
Expires 12/21/2013, Strike Price $17.00	(20)	(2,000)
Pentair Call
Expires 11/16/2013, Strike Price $65.00	(7)	(2,030)
Phillips 66 Call
Expires 11/16/2013, Strike Price $62.50	(6)	(1,590)
QUALCOMM Call
Expires 11/16/2013, Strike Price $75.00	(5)	(85)
Expires 12/21/2013, Strike Price $75.00	(5)	(180)
Ritchie Brothers Auctioneers Call
Expires 12/21/2013, Strike Price $20.00	(20)	(1,500)
Royal Gold Call
Expires 12/21/2013, Strike Price $60.00	(10)	(400)
Staples Call
Expires 12/21/2013, Strike Price $16.00	(20)	(1,800)
Expires 12/21/2013, Strike Price $17.00	(20)	(1,000)
TJX Companies Call
Expires 1/18/2014, Strike Price $62.50	(10)	(1,200)
Expires 12/21/2013, Strike Price $62.50	(10)	(950)
Transocean Call
Expires 11/16/2013, Strike Price $50.00	(10)	(280)
Tyco International Call
Expires 11/16/2013, Strike Price $36.00	(15)	(1,215)
Expires 11/16/2013, Strike Price $37.00	(10)	(550)
Valassis Communications Call
Expires 12/21/2013, Strike Price $30.00	(30)	(750)
Valero Energy Call
Expires 12/21/2013, Strike Price $38.00	(5)	(1,975)
Vodafone Group Call
Expires 11/16/2013, Strike Price $37.00	(30)	(1,740)
Wal-Mart Stores Call
Expires 12/21/2013, Strike Price $77.50	(10)	(1,090)
Expires 11/16/2013, Strike Price $77.50	(10)	(750)
Western Union Call
Expires 11/16/2013, Strike Price $19.00	(10)	(50)
Whiting Petroleum Call
Expires 12/21/2013, Strike Price $65.00	(10)	(4,500)
Expires 1/18/2014, Strike Price $70.00	(10)	(3,300)
Expires 12/21/2013, Strike Price $70.00	(10)	(2,250)
Xerox Call
Expires 12/21/2013, Strike Price $11.00	(20)	(140)
Expires 1/18/2014, Strike Price $11.00	(20)	(240)
Xylem Call
Expires 1/18/2014, Strike Price $35.00	(20)	(2,100)

		(126,969)

Put
Groupon Put
Expires 11/16/2013, Strike Price $10.00	(20)	(2,620)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND October 31, 2013 (Unaudited)

WRITTEN OPTIONS †† * — (continued)

	Contracts	Value
Intuitive Surgical Put
Expires 1/18/2014, Strike Price $340.00	(3)	$(2,370)
Expires 1/18/2014, Strike Price $300.00	(3)	(660)
Open Table Put
Expires 11/16/2013, Strike Price $67.50	(5)	(1,175)
Universal Display Put
Expires 12/21/2013, Strike Price $26.00	(5)	(350)
Expires 11/16/2013, Strike Price $28.00	(5)	(300)

		(7,475)

TOTAL WRITTEN OPTIONS (Premiums Received $(140,136))		$(134,444)

††	For the period ended October 31, 2013, the total amount of all open purchased options and written options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $10,812,942.

*	Non-income producing security.
(A)	All or a portion of the shares have been committed as collateral for open short positions.
(B)	Underlying security for a written/purchased option.
(C)	The rate reported is the 7-day effective yield as of October 31, 2013.
†	At October 31, 2013, the tax basis cost of the Fund’s investments was $10,062,219, and the unrealized appreciation and depreciation were $2,975,252 and $(700,702) respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$11,422,284	$—	$—	$11,422,284
Registered Investment Companies	483,715	—	—	483,715
Short-Term Investment	430,770	—	—	430,770
Purchased Options	421,398	—	—	421,398

Total Assets	$12,758,167	$—	$—	$12,758,167

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stock	$(1,966,518)	$—	$—	$(1,966,518)
Registered Investment Company	(31,320)	—	—	(31,320)
Written Options	(134,444)	—	—	(134,444)

Total Liabilities	$(2,132,282)	$—	$—	$(2,132,282)

During the period ended October 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended October 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

GRT-QH-002-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 30, 2013

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: December 30, 2013